Goodwill, Intangible and Long-Lived Assets (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Carrying value of intangible assets
Weighted-average amortization period	9 years	11 years	11 years
Gross	$ 442,366	$ 444,868	$ 383,487
Accumulated amortization	(279,102)	(260,065)	(237,736)
Net value	163,264	184,803	145,751
Trademarks with indefinite lives	150,035	162,750	160,122
Total intangible assets	313,299	347,553	305,873
Software [Member]
Carrying value of intangible assets
Weighted-average amortization period	8 years	8 years	7 years
Gross	114,404	107,779	109,401
Accumulated amortization	(77,018)	(66,106)	(60,030)
Net value	37,386	41,673	49,371
All Other [Member]
Carrying value of intangible assets
Weighted-average amortization period	10 years	12 years	13 years
Gross	327,962	337,089	274,086
Accumulated amortization	(202,084)	(193,959)	(177,706)
Net value	$ 125,878	$ 143,130	$ 96,380